INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Mar. 31, 2015
INVESTMENTS IN AFFILIATES
Balance Sheet Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method
	March 31,
	2014	2015
	(Yen in millions)
Kyocera’s investments in affiliates	¥2,882	¥3,825
Kyocera’s trade receivables from affiliates	161	131

Income Statement Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method
	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Kyocera’s equity in earnings of affiliates	¥(330)	¥(228)	¥296
Kyocera’s sales to affiliates	200	303	273